INCOME TAXES	12 Months Ended
Jun. 30, 2012
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 12. INCOME TAXES

The Company files a U.S. federal income tax return. The Company's foreign subsidiaries file income tax returns in their jurisdictions.

The components of the consolidated taxable net loss are as follows as of the years ended June 30, 2012:

	2012	2011
U.S.	$(5,224,954)	$(4,481,089)
Foreign	(7,601,114)	(679,850)
Total	$(12,826,068)	$(5,160,939)

The components of the Company's deferred tax assets at June 30, 2012 and 2011 are as follows:

	2012	2011
Deferred tax assets:
Net operating loss carry-forwards	$6,654,049	$3,421,876
Stock-based compensation	1,391,211	1,294,879
Impairment of mineral rights	3,098,687	2,996,687
Accrued expenses	255,085	-
Loss contingency	167,108
Valuation allowance	(11,441,020)	(7,611,366)
Total deferred tax assets	125,120	102,076
Deferred tax liability:
Beneficial conversion feature and other	(125,120)	(102,076)
Net deferred tax assets	$-	$-

The following table provides reconciliation between income taxes computed at the federal statutory rate and our provision for income taxes at June 30, 2012:

	2012	2011
Federal income taxes at 34%	$(466,035)	$(6,490,627)
Change in fair value of derivative liability - warrant instruments	(3,665,316)	2,079,490
Warrant modification expense	-	363,229
Amortization of beneficial conversion feature	175,042	126,740
Meals and entertainment	14,617
Restricted stock units	124,525
Change in valuation allowance	3,814,448	3,874,974
Other	2,719	46,194
Provision for income taxes	$-	$-

Unless previously utilized, $9,899,863 of federal tax loss carry-forwards will begin to expire in 2029 and $8,280,964 foreign loss can be carried forward indefinitely. Federal tax laws limit the time during which the net operating loss carry-forwards may be applied against future taxes, and if the Company fails to generate taxable income prior to the expiration dates it may not be able to fully utilize the net operating loss carry-forwards to reduce future income taxes. As the Company has had cumulative losses and there is no assurance of future taxable income, valuation allowances have been recorded to fully offset the deferred tax asset at June 30, 2012 and 2011.